Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,065,486)	$ (5,853,861)	$ (6,369,245)	$ (267,236)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	308,114	82,921	185,565	96,106
(Reversal of) provision for bad debts	(10,250)	115,495	45,953
Provision for inventory reserve	8,558		54,899
Operating lease expense	618,085	632,496	837,425	411,607
Stock based compensation	278,655	278,655	371,540	371,540
Deferred tax	1,481	1,419	1,858	(18,570)
Impairment loss		3,823,770	3,823,770
Government grant income	(284,321)
Changes in assets and liabilities:
Accounts receivable			(425,961)	(7,731)
Accounts receivable - related parties			(42)	13,618
Other receivables and prepaid expenses	(18,596)	100,801	109,439	94,992
Prepaid expense - related party	(97,872)
Advances to suppliers			103,016	1,372
Inventory	(186,658)	(192,791)	150,872	69,738
Accounts payable			(71,153)	(27,341)
Accounts payable - related party			140,608
Unearned revenue	347,347	(9,444)	(24,401)	(122,897)
Taxes payable	12,273	(187,009)	(137,711)	(57,467)
Payment of lease liability	(500,056)	(525,979)	(710,865)	(473,508)
Accrued liabilities and other payables	(136,638)	232,910	289,868	(142,027)
Net cash used in operating activities	(219,874)	(1,412,550)	(1,624,565)	(57,804)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired at acquisition of subsidiaries		446,381	446,381	87,448
Cash disposed at disposal of subsidiary	(3,341)
Purchase of property and equipment	(212,607)	(52,485)	(156,723)	(1,341)
Payment for acquisition of subsidiaries			(3,812,027)	(4,517,620)
Purchase of intangible asset	(2,608)
Net cash used in investing activities	(218,556)	393,896	(3,522,369)	(4,431,513)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in advance from related parties	(79,072)	(1,525,860)	(2,389,593)	1,204,442
Repayment of loan from third parties				(368,648)
Capital contribution	142,200			4,386,070
Proceeds from government grant	284,321
Net cash provided by (used in) financing activities	347,449	(1,525,860)	(2,389,593)	5,221,864
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(30,584)	(677,533)	(444,426)	191,617
NET DECREASE IN CASH & RESTRICTED CASH	(121,565)	(3,222,047)	(7,980,953)	924,164
CASH & RESTRICTED CASH, BEGINNING OF PERIOD	619,900	8,600,853	8,600,853	7,676,689
CASH & RESTRICTED CASH, END OF PERIOD	498,335	5,378,806	619,900	8,600,853
Supplemental Cash flow data:
Income tax paid	4,398	72,495	71,163	404,276
Interest paid
Non-cash investing and financing activities:
Capital contribution from forgiveness of related party loan				$ 2,446,238
Accrual of unpaid investment in subsidiary		3,907,139
Investment in subsidiary paid by shareholder on behalf of the Company		734,290
Nonrelated Party [Member]
Changes in assets and liabilities:
Accounts receivable	313,060	(126,720)
Advances to suppliers	133,520	13,038
Accounts payable	233,112	58,507
Related Party [Member]
Changes in assets and liabilities:
Accounts receivable	(11,434)
Accounts payable	$ (162,768)	$ 143,242